Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting
20.
Segment Reporting

The Chief Executive Officer, who is the Chief Operating Decision Maker (“CODM”), receives financial information and evaluates the Company’s operations by total revenues and not by type of business activity. The CODM does not use discrete financial information to evaluate the operating results for each business activity but is instead regularly provided with the consolidated expenses as noted on the face of the consolidated statements of operations and an analysis of general and administrative expenses per office location. Although revenue can be identified for each business activity, management cannot and does not identify expenses, profitability, or other financial information for these various types of business activities. As a result, the CODM reviews operating results by total profitability and the CODM assesses performance of the Company and decides how to allocate resources based on consolidated net income, which represents the Company’s measure of segment profit or loss. Net income is used to monitor budget versus actual results of the Company. The Company’s consolidated financial results are used in assessing the performance of the segment and in deciding whether to reinvest profits in the Company. As a result, management, including the CODM, reviews operating results solely by consolidated net income, and thus the Company has determined that it operates under one operating and one reportable segment.

The CODM regularly reviews general and administrative expenses by geographic region and by category to monitor actual spending against internal budgets. The following table presents significant general and administrative expense categories on the same basis provided to the CODM.

For the year ended December 31, 2025:

General & Administrative Expense Category	Greece office	Singapore Office	Dubai Office	Hong-Kong office	UK office	Total
Employee remuneration	5,380,992	1,665,267	637,783	938,610	3,813,587	12,436,239
IT expenses	457,663	787	-	1,221	1,771	461,442
Professional fees	4,143,677	214,301	22,104	10,553	42,064	4,432,699
Travel, marketing and communication expenses	272,733	46,994	61,473	27,596	120,282	529,078
Office expenses	757,132	34,981	56,060	86,075	201,285	1,135,533
Other expenses	108,762	41,108	19,258	47,106	48,360	264,594
Total	11,120,959	2,003,438	796,678	1,111,161	4,227,349	19,259,585

For the year ended December 31, 2024:

General & Administrative Expense Category	Greece office	Singapore Office	Dubai Office	Hong-Kong office	UK office	Total
Employee remuneration	4,360,185	1,224,812	835,185	663,132	1,966,132	9,049,446
IT expenses	629,900	9,456	172	7,083	5,988	652,599
Professional fees	1,246,513	8,491	31,770	18,452	36,938	1,342,164
Travel, marketing and communication expenses	301,019	61,718	37,859	34,240	131,774	566,610
Office expenses	733,744	16,010	72,179	29,842	194,660	1,046,435
Other expenses	59,033	38,361	57,326	57,406	30,219	242,345
Total	7,330,394	1,358,848	1,034,491	810,155	2,365,711	12,899,599

For the year ended December 31, 2023:

General & Administrative Expense Category	Greece office	Singapore Office	Dubai Office	Hong-Kong office	UK office	Total
Employee remuneration	3,334,028	1,476,590	768,993	-	1,599,675	7,179,286
IT expenses	256,465	15,585	1,647	-	17,488	291,185
Professional fees	977,727	20,891	63,970	-	39,814	1,102,402
Travel, marketing and communication expenses	247,215	128,171	56,789	-	122,418	554,593
Office expenses	558,891	8,538	8,052	-	144,903	720,384
Other expenses	132,549	65,545	18,785	-	34,987	251,866
Total	5,506,875	1,715,320	918,236	-	1,959,285	10,099,716

The total general and administrative expenses of $19,259,585 $12,899,599 and $10,099,716 for the years ended December 31, 2025, 2024 and 2023, respectively, as disaggregated by geography above, reconcile in full to the consolidated amounts of general and administrative expenses presented in the accompanying consolidated statements of operations.

The Company discloses in the table below the geographical information of revenues in accordance with ASC 280. Revenues are attributed to individual countries based on the location of the customer, which is determined by the customer's country of domicile as specified in the charter party agreements or other commercial arrangements. During the years ended December 31, 2025, 2024 and 2023, countries that individually represent more than 10% of total revenues are disclosed separately, while revenues from all other countries are aggregated and presented under "Other."

	Year ended December 31,
Country	2025	2024	2023
Singapore	4,948,657	13,741,100	21,991,563
USA	5,997,336	-	-
Marshall Islands	11,550,664	10,855,355	23,470,371
United Arab Emirates	6,890,498	-	-
Germany	8,075,520	-	-
Switzerland	8,790,159	-	-
Other	9,599,024	4,353,418	3,635,502
Total revenues	55,851,858	28,949,873	49,097,436

During the years ended December 31, 2025, 2024 and 2023 four, three and three customers, respectively, accounted for 10% or more of the Company’s revenues.

	Year ended December 31,
Customer	2025	2024	2023
A (Switzerland)	16%	-	-
B (Germany)	14%	-	-
C (United Arab Emirates)	12%	-	-
D (USA)	11%	-	-
E (Singapore)	-	45%	22%
F (Marshall Islands)	-	13%	-
G (Marshall Islands)	-	13%	11%
H (Marshall Islands)	-	-	17%